FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending: 12/31/98  (b)


Is   this a transition report?: (Y/N)                              _N_

Is this an amendment to a previous filing? (Y/N)                   _N_


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A.  Registrant Name: Pruco Life Variable Universal Account
    B.  File Number: 811-5826
    C.  Telephone Number:(973) 802-6000

2.  A.  Street: 213 Washington Street
    B.  City: Newark
    C.  State:NJ
    D.  Zip Code: 07102 Zip Ext:2992
    E.  Foreign Country:                        Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N)      _N_

4.  Is this the last filing on this form by Registrant?(Y/N)       _N_

5.  Is Registrant a small business investment company (SBIC)?(Y/N) _N_

6.  Is Registrant a unit investment trust(UIT)?(Y/N)               _Y_
    (If answer is "Y"(yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N) _N_ (If answer is "N" (No), go to item 8.)

    B. How many separate series or portfolios did Registrant have at the end of the C. period?


SCREEN NUMBER:  01    PAGE NUMBER: 01

For period ending  12/31/98                          If filing more than one
File number 811- 5826                                Page 2, "X": _______


    C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                      Is this the
 Series                                               last filing
 Number        Series Name                            for this series?
 ------        -----------                            ----------------
   1                                                     (Y/N)












SCREEN NUMBER:  02    PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending12/31/98                            If filing more than one
File number 811- 5826                                Page 47, "X":

UNIT INVESTMENT TRUSTS

111*A.  Depositor Name:Pruco Life Insurance Company
    B.  File Number (If any):
    C.  City: Newark  State:  NJ     Zip Code:07102  Zip Ext: 3777
             -------        ------           ------
        Foreign Country:                 Foreign Postal Code:
                         -----------------                    --------
112*A.  Sponsor Name:
    B.  File Number (If any):
    C.  City:           State:       Zip Code:       Zip Ext:
        Foreign Country:                 Foreign Postal Code:

















SCREEN NUMBER: 55     PAGE NUMBER: 47

For period ending 12/31/98                            If filing more than one
File number 811- 5826                                 Page 47, "X":


113.A.  Trustee Name:
 *  B.  City:         State:                         Zip Code:       Zip Ext:
    Foreign Country:                 Foreign Postal Code:

114.A.  Principal Underwriter Name:
 *  B.  File Number: 8-
    C.  City:         State:                         Zip Code:      Zip Ext:
        Foreign Country:                 Foreign Postal Code:

115.A.  Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLP.
 *  B.  City: New York    State:  NY                 Zip Code: 10036   Zip Ext:
        Foreign Country:                 Foreign Postal Code:






SCREEN NUMBER: 56     PAGE NUMBER: 48

For period ending 12/31/98                             If filing more than one
File number 811- 5826                                  Page 49, "X": ______


116.A.  Is Registrant part of a family of investment
  * companies?(Y/N)

    B.  Identify the family in 10 letters:
      (NOTE: In filing this form, use this identification consistently for all investment companies in family.
          This designation is for purposes of this form only.)

117.A.  Is Registrant a separate account of an insurance
 *      company?(Y/N)

    If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    B. Variable annuity contracts?(Y/N):

    C. Scheduled premium variable life contracts:

    D. Flexible premium variable life contracts:                   _Y_

    E. Other types of insurance products registered under the Securities Acts of

    F. 1933?(Y/N)

118.State the number of series existing at the end of the period
 *  that  had securities registered under the Securities Act of
    1933

119.State the number of new series for which registration
 * statements under the Securities Act of 1933 became effective during the period

120.State the total value of the portfolio securities on the
 *  date of deposit for the new series included in item 119
    ($000's omitted)

121.State the number of series for which a current
 *  prospectus was in existence at the end of the period

122.State the number of existing series for which additional
 * units were registered under the Securities Act of 1933 during the period



SCREEN NUMBER: 57     PAGE NUMBER: 49

For period ending  12/31/98                          If filing more than one
File number 811- 5826                                Page 50, "X": _____


123. State the total value of the additional units considered in answering
*    item 122 ($000's omitted)                                      _000_

124. State the total value of units prior series that were placed
 *   in the portfolios of subsequent series during the current
     period (the value of these units is to be measured on the
     date they were placed in the subsequent series)($000's
     omitted)                                                       $_____

125. State the total dollar amount of sales loads collected
 *   (before reallowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter
     which is an affiliated person of the principal
     underwriter during the current period solely from the
     sale of units of all series of Registrant ($000's
     omitted)                                                       $_000_

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
     portfolio of a subsequent series.)($000's omitted)             _$000_

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of  Total Assets    Total Income
                                  Series     ($000's       Distributions
                                  Investing    omitted)    ($000's omitted)
                                  ---------    --------    ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities     1                $434,559
                                    -                --------
K.  Other securities
L.  Total assets of all series of                    $434,559
M.  registrant                                       --------



SCREEN NUMBER: 58     PAGE NUMBER:50



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For period ending  12/31/98                          If filing more than one
File number 811- 5826                                Page 51, "X": _____


128. Is the timely payment of principal and interest on any of
 *   the  portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
     entity other than the issuer?                                  (Y/N)


129. Is the issuer of any instrument covered in item 128
 *   delinquent or  in default as to payment of principal or
     interest at the end of the current period?                     (Y/N)


130. In computations of NAV or offering price per unit, is any
 *   part of  the value attributed to instruments identified in
     item 129 derived from insurance or guarantees?                 (Y/N)


131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                  $2,253
                                                                    ------

132. List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:


               811-              811-                811-                  811-
               811-              811-                811-                  811-
               811-              811-                811-                  811-
               811-              811-                811-                  811-
               811-              811-                811-                  811-
               811-              811-                811-                  811-
               811-              811-                811-                  811-
               811-              811-                811-                  811-









SCREEN NUMBER: 59     PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1999.


PRUCO LIFE INSURANCE COMPANY

BY:  /S/ James Schlomann           WITNESS: /S/ Michael J Ostronic
         James Schlomann                        Michael J Ostronic
         Executive Vice President               Director, Accounting